Revenue - Direct Financing Leases (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 21, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessor, Lease, Description [Line Items]
Gain on commencement of sales-type lease (note 2)		$ 0	$ 0	$ 44,943
Net Investment in Lease, Nonaccrual, No Allowance		0	14,209
Net Investment in Lease, Allowance for Credit Loss		0	(2,200)
Net Investment in Lease		0	12,009
Net Investment in Lease, Current		0	(12,009)
Net Investment in Lease, after Allowance for Credit Loss, Noncurrent		0	0
Sales Type Lease, Lease Receivable, Payments to be Received		0	11,824
Sales-type Lease, Unguaranteed Residual Asset		0	2,385
Petrojarl Foinaven FPSO
Lessor, Lease, Description [Line Items]
Asset retirement obligation			$ 7,700
Direct financing lease payments received	$ 11,600	11,600
Sales-type Lease, Net Investment in Lease		$ 0